Convertible preferred stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Convertible preferred stock

10. CONVERTIBLE PREFERRED STOCK

As of December 31, 2014, the Company had authorized 16,000,000 shares of Series A convertible preferred stock (“Series A Preferred Stock”), $0.0001 par value per share, for issuance. During March, April and May 2014, the Company issued an aggregate of 15,775,221 shares of Series A Preferred Stock for $1.00 per share, resulting in net proceeds to the Company of $15,637,032, which was also the carrying value of the Series A Preferred Stock as of December 31, 2014. As of December 31, 2014, the Company had authorized 14,500,000 shares of Series B convertible preferred stock (“Series B Preferred Stock”), $0.0001 par value per share, for issuance. From July to October 2014, the Company issued an aggregate of 14,078,647 shares of Series B Preferred Stock for $1.81 per share, resulting in net proceeds to the Company of $25,394,135, which was also the carrying value of the Series B Preferred Stock as of December 31, 2014.

In conjunction with the Company’s IPO in February 2015, all shares of the Series A and Series B Preferred Stock converted into common stock. As of December 31, 2017, there were no shares of Series A convertible preferred stock or Series B convertible preferred stock authorized.

On February 3, 2015, the Company filed an amended and restated certificate of incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware in connection with the closing of the Company’s IPO. As of December 31, 2017, under the Restated Certificate, the Company is authorized to issue 10,000,000 shares of preferred stock (“Preferred Stock”) with a par value of $0.0001 per share. The Company has not issued any shares of Preferred Stock as of December 31, 2017.